CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Issuance of warrants, issuance costs		$ 23
Issuance of shares and warrants, issuance costs	2,835
Issuance of ordinary shares, issuance cost	$ 185	$ 97	$ 44